Notes to the Profit or Loss Statement - Summary Of Revenue (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	€ 238,278,313	€ 278,267,003	€ 179,611,844
Product Sales, Net
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	85,037,000	84,899,000	66,861,000
Royalties
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	116,386,000	99,871,000	65,576,000
License Fees
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	151,000	56,389,000	43,000
Milestone Payments
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	2,840,000	3,216,000	19,952,000
Service Fees
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	15,028,000	19,365,000	19,726,000
Other
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	18,836,000	14,527,000	7,454,000
Licenses, Milestones and Other
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	€ 36,855,000	€ 93,497,000	€ 47,175,000